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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/13/2009
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total: $ 325,633
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
September 30 2009

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN EXPRESS CO	    COM		025816109       2,619	  77,243   SH		SOLE	NONE    77,243	0
AMERICAN REPROGRAPHICS CO   COM		029263100	  238	  25,000   SH		SOLE	NONE	25,000	0
AMR CORP  		    COM		001765106	  596	  75,000   SH		SOLE	NONE	75,000	0
APARTMENT INVT & MGMT CO    COM	CL A	03748R101       7,552    512,000   SH		SOLE	NONE   512,000  0
BANK OF AMERICA CORPORATION COM		060505104       7,610    449,753   SH		SOLE	NONE   449,753  0
BOSTON PROPERTIES INC       COM		101121101       1,311     20,000   SH		SOLE	NONE    20,000  0
BROOKFIELD PROPERTIES CORP  COM		112900105	  394	  35,000   SH		SOLE	NONE	35,000	0
CB RICHARD ELLIS GROUP INC  COM CL A    12497T101       1,644    140,000   SH           SOLE	NONE   140,000  0
CEDAR SHOPPING CTRS INC     COM         150602209       1,013    157,000   SH           SOLE	NONE   157,000  0
CHOICE HOTELS INTL INC	    COM		169905106	  233 	   7,500   SH		SOLE	NONE	 7,500	0
CITGROUP INC  	            PFD SER C   125581603         154     25,000   SH           SOLE	NONE    25,000  0
CITADEL BROADCASTING CORP   COM		17285T106	   61	 985,800   SH 		SOLE	NONE   985,800	0
CITIGROUP INC		    COM	        172967101	5,324  1,100,000   SH		SOLE	NONE 1,100,000	0
COPART INC                  COM         217204106       5,143    154,850   SH           SOLE	NONE   154,850  0
CROWN CASTLE INTL CORP      COM         228227104       3,087     98,447   SH           SOLE	NONE    98,447  0
EAGLE MATERIALS INC	    COM		26969P108       2,572     90,000   SH		SOLE	NONE    90,000	0
ENT PROPERTIES TRUST        PFD SER C	29380T402	  155	  10,000   SH		SOLE	NONE	10,000	0
EXCO RESOURCES INC	    COM		269279402	  748     40,000   SH		SOLE	NONE	40,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       2,599    212,500   SH		SOLE	NONE   212,500  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103       6,011  1,145,000   SH		SOLE	NONE 1,145,000  0
GENERAL GROWTH PROP INC	    COM		370021107       7,516  1,549,632   SH		SOLE	NONE 1,549,632  0
ISHARES TR HIGH YIELD CORP  ETF		464288513	5,723	  66,275   SH		SOLE	NONE	66,275	0
ISTAR FINANCIAL INC         COM		45031U101       1,806	 594,200   SH		SOLE	NONE   594,200  0
J B HUNT TRANS SVCS INC     COM		445658107         964	  30,000   SH		SOLE	NONE	30,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      11,467    417,911   SH		SOLE	NONE   417,911  0
LEGG MASON INC              COM		524901105       6,338	 204,256   SH		SOLE	NONE   204,256  0
LEXINGTON REALTY TRUST      PFD SER C	529043309       2,386     80,000   SH		SOLE	NONE    80,000  0
LEXINGTON REALTY TRUST      COM		529043101         431     84,533   SH		SOLE	NONE    84,533  0
MORGANS HOTEL GROUP CO      COM         61748W108         434     80,000   SH           SOLE	NONE    80,000  0
PENN REAL EST INV TRUST     COM         709102107       3,510    461,200   SH           SOLE	NONE   461,200  0
PLUM CREEK TIMBER CO INC    COM		729251108	  306	  10,000   SH		SOLE	NONE    10,000  0
RAMCO-GERSHENSON PPTYS TR   COM         751452202          89     10,000   SH           SOLE	NONE    10,000  0
SEARS HLDGS CORP   	    COM         812350106       3,659     56,025   SH           SOLE	NONE    56,025  0
SEARS CANADA INC    	    COM         81234D109      11,875    596,800   SH           SOLE	NONE   596,800  0
SL GREEN RLTY CORP	    COM		78440X101         496     11,312   SH		SOLE	NONE    11,312  0
SPDR SERIES TRUST BRCLYS    ETF         78464A417       1,886     49,000   SH           SOLE	NONE    49,000  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	   80    447,051   SH		SOLE	NONE   447,051  0
SELECT SECTOR SPDR TR       ETF		81369Y605	  448     30,000   SH		SOLE	NONE	30,000  0
TORO CO	    		    COM		891092108       1,034     26,000   SH		SOLE	NONE    26,000  0
UNION PACIFIC CORP	    COM		907818108         995     17,060   SH		SOLE	NONE    17,060  0
UNITED CAPITAL CORP	    COM		909912107       4,992	 215,900   SH		SOLE	NONE   215,900	0
VISTAPRINT NV               COM		N93540107       1,523	  30,000   SH		SOLE	NONE	30,000  0
WYETH	            	    COM		983024100      10,931    225,000   SH		SOLE	NONE   225,000  0
ZIONS BANCORP	            COM		989701107       1,213     67,500   SH		SOLE	NONE    67,500  0


Options


AMERICAN EXPRESS CO         COM         025816109       3,390    100,000   SH	CALL	SOLE	NONE   100,000  0
BANK OF AMERICA CORP        COM         060505104       5,357    316,600   SH	CALL	SOLE	NONE   316,600  0
CITIGROUP INC               COM         172967101       3,388    700,000   SH	CALL	SOLE	NONE   700,000  0
KIMCO REALTY CORP	    COM		49446R109         978     75,000   SH	CALL	SOLE	NONE    75,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101       9,870    359,700   SH	CALL	SOLE	NONE   359,700  0
PENN REAL EST INV TRUST     COM         709102107         381     50,000   SH   CALL    SOLE	NONE    50,000  0
SEARS HOLDINGS CORPORATION  CoM         812350106     156,922  2,402,700   SH   CALL    SOLE    NONE 2,402,700  0
SL GREEN REALTY CORP	    COM		78440X101       5,367	 122,400   SH	CALL	SOLE	NONE   122,400  0
SPDR SERIES TRUST	    ETF		78462F103      10,559	 100,000   SH	PUT	SOLE	NONE   100,000  0
ZIONS BANCORP               COM		989701107      	  899 	  50,000   SH	CALL	SOLE	NONE    50,000	0




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